Leases - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Leases Disclosure [Line Items]
Cash outflow in relation to lease obligation	$ 10
Percentage of total contract drilling revenue pertained to drilling rigs working under term contracts	59.00%
Real Estate [member] | Bottom Of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments	1 year
Real Estate [member] | Top of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments	10 years
Vehicles [member] | Bottom Of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments	3 years
Vehicles [member] | Top of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments	4 years
Rig Equipment [Member]
Leases Disclosure [Line Items]
Long-term drilling contracts	$ 1,000
Rig Equipment [Member] | Bottom Of Range [Member]
Leases Disclosure [Line Items]
Term of operating leases under long term drilling contracts	1 year
Rig Equipment [Member] | Top of Range [Member]
Leases Disclosure [Line Items]
Term of operating leases under long term drilling contracts	5 years